Recapitalization - Schedule of Number of Shares of Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Feb. 14, 2025	Dec. 31, 2024
Schedule of Number of Shares of Common Stock [Line Items]
FTAC Emerald total shares outstanding prior to the Merger	48,419,266	55,021,701		5,836,882
Class A Shares of FTAC Emerald	48,419,266	55,021,701		5,836,882
Shares issued for Fold Common Stock	48,477,883	55,407,302		5,836,882
Exercise of Series B warrants	500,000
Issuance of March 2025 Closing Shares	750,000	1,216,254
Total Shares of Common Stock outstanding	46,250,665
FTAC Emerald [Member]
Schedule of Number of Shares of Common Stock [Line Items]
FTAC Emerald total shares outstanding prior to the Merger	14,237,038
Less: Redemption of FTAC Emerald shares	(3,304,183)
Class A Shares of FTAC Emerald	14,237,038
Fold Holdings Inc [Member]
Schedule of Number of Shares of Common Stock [Line Items]
Shares issued for Fold Common Stock	34,067,810
Class A [Member] | FTAC Emerald [Member]
Schedule of Number of Shares of Common Stock [Line Items]
FTAC Emerald total shares outstanding prior to the Merger	10,932,855		10,932,855
Class A Shares of FTAC Emerald	10,932,855		10,932,855